United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/17

Date of Reporting Period: Quarter ended 06/30/17

Item 1.	Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—89.5%
		Federal Home Loan Mortgage Corporation—28.2%
$21,099,448	[1]	3.500%, 4/1/2042 - 10/1/2046	$21,729,438
4,701,988	[1]	4.000%, 7/1/2019 - 12/1/2041	4,968,539
4,510,157	[1]	4.500%, 11/1/2018 - 9/1/2040	4,837,547
2,958,980		5.000%, 7/1/2019 - 10/1/2039	3,220,695
2,023,051		5.500%, 10/1/2021 - 10/1/2039	2,240,328
1,157,827		6.000%, 7/1/2021 - 7/1/2037	1,311,818
189,786		7.500%, 1/1/2027 - 2/1/2031	223,092
		TOTAL	38,531,457
		Federal National Mortgage Association—37.1%
21,718,966		3.000%, 10/1/2046	21,731,604
8,806,809		3.500%, 8/1/2020 - 12/1/2046	9,048,953
7,993,535		4.000%, 1/1/2025 - 4/1/2042	8,473,948
5,459,264		4.500%, 5/1/2018 - 2/1/2042	5,876,974
1,577,974		5.000%, 12/1/2017 - 7/1/2040	1,717,317
1,796,899		5.500%, 8/1/2019 - 4/1/2036	2,000,112
1,363,269		6.000%, 2/1/2026 - 10/1/2037	1,546,008
213,818		6.500%, 7/1/2029 - 8/1/2034	246,740
24,701		7.000%, 4/1/2029 - 2/1/2030	28,730
5,854		8.000%, 12/1/2026	6,847
		TOTAL	50,677,233
		Government National Mortgage Association—24.2%
16,500,000	[2]	3.000%, 7/20/2047	16,666,559
9,500,000	[2]	3.500%, 7/20/2047	9,836,136
4,000,000	[2]	4.000%, 7/20/2047	4,207,839
664,690		4.500%, 10/15/2039	715,588
1,013,512		5.000%, 1/15/2023 - 9/20/2039	1,103,226
352,724		5.500%, 11/20/2034 - 5/15/2038	395,014
38,320		7.000%, 10/15/2028 - 11/15/2031	44,570
119,460		8.000%, 10/15/2030 - 11/15/2030	144,101
		TOTAL	33,113,033
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $120,420,908)	122,321,723
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.4%
		Federal Home Loan Mortgage Corporation—0.0%
4,526		REMIC 2497 NE, 5.000%, 9/15/2017	4,539
		Federal National Mortgage Association—0.3%
63,087		REMIC 1999-13 PH, 6.000%, 4/25/2029	69,388
15,719		REMIC 321 2, 6.500%, 4/25/2032	3,760
444,286		REMIC 356 23, 6.500%, 12/25/2034	95,406
534,412		REMIC 356 24, 6.500%, 9/25/2035	114,546
451,852		REMIC 368 27, 6.500%, 11/25/2035	92,657
		TOTAL	375,757
		Non-Agency Mortgage-Backed Securities—5.1%
168,451		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	132,383
1,303,464	[3,4]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,329,724
967,958	[3,4]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	987,526
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$12,963	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	$10,248
178,972		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	180,777
1,542,296		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,529,138
497,467	[3,4]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	510,774
1,849,914	[3,4]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,887,380
360,144		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	380,791
		TOTAL	6,948,741
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,470,403)	7,329,037
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.0%
18,030		2.965%, 7/1/2035	18,921
		Federal National Mortgage Association ARM—0.1%
94,304		2.909%, 7/1/2034	98,376
55,053		3.175%, 2/1/2036	58,495
		TOTAL	156,871
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $167,068)	175,792
		ASSET-BACKED SECURITIES—6.4%
		Auto Receivables—1.7%
2,350,000	[3,4]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.089%, 9/15/2021	2,351,238
		Equipment Lease—1.6%
1,800,000	[3,4]	Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	1,793,718
350,000	[3,4]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	351,518
		TOTAL	2,145,236
		Other—2.4%
2,694,829	[3,4]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.159%, 6/15/2028	2,707,840
500,513	[3,4]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	501,397
		TOTAL	3,209,237
		Student Loan—0.7%
987,347	[3,4]	SMB Private Education Loan Trust 2016-B, Class A1, 1.809%, 11/15/2023	989,740
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,682,441)	8,695,451
		INVESTMENT COMPANY—8.7%
11,914,394	[5]	Federated Government Obligations Fund, Premier Shares, 0.85%[6] (AT COST)	11,914,394
		TOTAL INVESTMENTS—110.1% (IDENTIFIED COST $148,655,214)[7]	150,436,397
		OTHER ASSETS AND LIABILITIES - NET—(10.1)%[8]	(13,821,212)
		TOTAL NET ASSETS—100%	$136,615,185
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[9]United States Treasury Note Long Bond Short Futures	14	2,151,625	September 2017	$(19,719)
The average notional value of long and short futures contracts held by the Fund throughout the period was $615,170 and $6,447,458, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $13,421,103, which represented 9.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2017, these liquid restricted securities amounted to $13,410,855, which represented 9.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$11,307	$10,248
5	Affiliated holding.
Transactions involving the affiliated holdings during the period ended June 30, 2017.
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Government Obligations Fund, Premier Shares	—	125,203,911	(113,289,517)	11,914,394	$11,914,394	$108,016
6	7-day net yield.
7	At June 30, 2017, the cost of investments for federal tax purposes was $148,655,214. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,781,183. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,488,113 and net unrealized depreciation from investments for those securities having an excess of cost over value of $706,930.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated investment companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-backed Securities	$—	$122,321,723	$—	$122,321,723
Collateralized Mortgage Obligations	—	7,329,037	—	7,329,037
Adjustable Rate Mortgages	—	175,792	—	175,792
Asset-backed Securities	—	8,695,451	—	8,695,451
Investment Company	11,914,394	—	—	11,914,394
TOTAL SECURITIES	$11,914,394	$138,522,003	$—	$150,436,397
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(19,719)	—	—	(19,719)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(19,719)	$—	$—	$(19,719)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
4
Federated Ultrashort Bond Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$285,432		FNMA ARM 544848, 2.521%, 4/01/2030	$289,734
1,163,169		FNMA ARM 544872, 2.615%, 7/01/2034	1,196,912
289,476		FNMA ARM 556379, 2.092%, 5/01/2040	292,535
1,234,641		FNMA ARM 618128, 1.841%, 8/01/2033	1,244,241
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,012,181)	3,023,422
		ASSET-BACKED SECURITIES—46.7%
		Auto Receivables—14.4%
6,255,917	[1,2]	ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	6,253,370
4,000,000	[1,2]	ARI Fleet Lease Trust 2017-A, Class A2, 2.44%, 4/15/2026	3,996,907
578,532		Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	578,506
10,000,000		Ally Master Owner Trust 2014-5, Class A1, 1.649%, 10/15/2019	10,008,307
7,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,051,277
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,581,792
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,096,777
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.36%, 4/18/2023	15,126,364
12,691,840		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 9/20/2018	12,691,756
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,986,116
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	6,769,608
561,203	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	561,011
5,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	4,979,992
2,400,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	2,344,953
3,400,000		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.54%, 8/20/2020	3,397,085
1,935,168	[1,2]	Drive Auto Receivables Trust 2015-D, Class B, 2.59%, 12/16/2019	1,936,403
6,000,000	[1,2]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	6,067,486
4,000,000	[1,2]	Drive Auto Receivables Trust 2016-CA, Class A3, 1.67%, 11/15/2019	4,000,404
8,430,000	[1,2]	Drive Auto Receivables Trust 2016-CA, Class C, 3.02%, 11/15/2021	8,471,475
10,000,000	[1,2]	Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	10,069,598
2,650,000	[1,2]	Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	2,652,384
1,208,314	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	1,207,322
7,872,503	[1,2]	Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	7,873,175
2,338,063	[1,2]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	2,335,735
1,570,549		GM Financial Automobile Leasing Trust 2015-3, Class A2A, 1.17%, 6/20/2018	1,570,164
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.38%, 5/20/2020	3,747,353
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.18%, 6/21/2021	1,247,175
3,000,000	[1,2]	GM Financial Consumer Automobile 2017-1A, Class B, 2.66%, 6/16/2023	3,007,800
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,752,880
17,384,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	17,351,411
8,200,000	[1,2]	GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.97%, 1/18/2022	8,246,815
3,100,000	[1,2]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,108,848
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,966,169
1,652,099	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 1.517%, 4/10/2028	1,652,211
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	7,975,334
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	9,998,052
3,250,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,248,672
17,500,000	[1,2]	Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.86%, 5/17/2021	17,371,798

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$17,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	$16,999,831
6,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.13%, 3/15/2021	5,991,752
9,140,000		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	9,142,609
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.52%, 6/15/2022	5,782,052
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.29%, 1/17/2023	17,027,744
6,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.859%, 5/17/2021	6,051,537
2,879,096	[1,2]	Motor PLC 2015-1A, Class A1, 1.816%, 6/25/2022	2,881,980
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	15,072,955
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A, 1.92%, 10/15/2019	15,014,546
5,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 2.689%, 4/15/2021	5,054,988
6,300,000	[1,2]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.089%, 9/15/2021	6,303,318
10,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.009%, 4/18/2022	10,006,659
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.61%, 1/18/2022	3,493,444
10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	9,997,946
6,061,984		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,072,056
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,023,562
1,264,233		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	1,267,175
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,056,147
3,432,366		Santander Drive Auto Receivables Trust 2015-5, Class A3, 1.58%, 9/16/2019	3,432,699
11,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	11,068,771
8,000,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	7,997,541
3,000,000	[1,2]	Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,981,264
7,500,000	[1,2]	Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,508,213
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,943,495
		TOTAL	407,454,769
		Credit Card—17.6%
14,500,000		American Express Credit Account Master 2013-1, Class B, 1.859%, 2/16/2021	14,557,615
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 1.609%, 5/15/2020	9,095,742
8,200,000		American Express Credit Account Master Trust 2017-2, Class A, 1.439%, 9/16/2024	8,256,057
18,834,000		American Express Issuance Trust II 2013-1, Class C, 1.859%, 2/15/2019	18,866,863
3,111,000		American Express Issuance Trust II 2013-2, Class B, 1.859%, 8/15/2019	3,126,726
19,650,000		Bank of America Credit Card Trust 2014-A1, Class A, 1.539%, 6/15/2021	19,737,311
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 1.489%, 6/15/2020	12,243,218
13,250,000		Bank of America Credit Card Trust 2016-A1, Class A, 1.549%, 10/15/2021	13,321,627
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,511,552
7,825,000		Barclays Dryrock Issuance Trust 2014-4, Class A, 1.549%, 9/15/2020	7,832,712
2,600,000		Barclays Dryrock Issuance Trust 2017-1, Class A, 1.319%, 3/15/2023	2,605,134
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 1.519%, 6/15/2022	17,345,426
7,700,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.889%, 1/18/2022	7,735,864
15,000,000		Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 1.669%, 9/16/2024	15,025,590
9,100,000	[1,2]	Cards II Trust 2017-1A, Class A, 1.529%, 4/18/2022	9,109,326
6,000,000	[1,2]	Cards II Trust, Class A, 1.679%, 7/15/2020	6,000,507
15,600,000	[1,2]	Cards II Trust, Class A, 1.859%, 7/15/2021	15,669,568
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 1.529%, 4/15/2021	15,066,594
20,000,000		Chase Issuance Trust 2016-A6, Class A6, 1.10%, 1/15/2020	19,969,034
15,000,000		Chase Issuance Trust 2017-A1, Class A, 1.459%, 1/18/2022	15,045,593
10,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	10,088,419
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.496%, 5/26/2020	15,530,280
10,000,000		Citibank Credit Card Issuance Trust 2016-A3, Class A3, 1.574%, 12/7/2023	10,087,893

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$10,000,000		Citibank Credit Card Issuance Trust 2017-A4, Class A4, 1.304%, 4/7/2022	$10,013,635
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 1.609%, 4/15/2021	13,556,401
11,829,000		Discover Card Execution Note Trust 2014-A1, Class A1, 1.589%, 7/15/2021	11,854,306
9,000,000		Discover Card Execution Note Trust 2016-A1, Class A1, 1.640%, 7/15/2021	9,003,580
6,250,000		Discover Card Execution Note Trust 2017-A1, Class A1, 1.649%, 7/15/2024	6,285,971
14,575,000	[1,2]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.879%, 4/15/2020	14,638,854
16,000,000	[1,2]	Evergreen Credit Card Trust Series 2016-3, Class A, 1.659%, 11/16/2020	16,054,790
10,000,000		First National Master Note Trust 2015-1, Class A, 1.929%, 9/15/2020	10,011,543
12,000,000		First National Master Note Trust 2017-1, Class A, 1.559%, 4/18/2022	12,012,507
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 1.609%, 3/15/2021	20,554,925
10,000,000	[1,2]	Golden Credit Card Trust 2015-1A, Class A, 1.599%, 2/15/2020	10,017,545
4,250,000	[1,2]	Golden Credit Card Trust 2016-1A, Class A, 1.304%, 1/15/2020	4,256,024
5,000,000	[1,2]	Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	4,973,366
15,000,000	[1,2]	Golden Credit Card Trust 2017-1A, Class A, 1.559%, 2/15/2021	15,034,001
10,000,000		MBNA Credit Card Master Note Trust 2004-A3, Class A3, 1.419%, 8/16/2021	10,020,281
3,250,000	[1,2]	Master Credit Card Trust 2017-1A, Class B, 2.56%, 7/21/2021	3,271,441
8,750,000	[1,2]	Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	8,759,066
19,200,000	[1,2]	Master Credit Card Trust II 2016-1A, Class A, 1.964%, 9/23/2019	19,256,029
7,000,000	[1,2]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	7,006,321
20,000,000	[1,2]	Trillium Credit Card Trust II 2016-1A, Class A, 1.936%, 5/26/2021	20,097,912
		TOTAL	497,507,149
		Equipment Lease—3.5%
5,310,500	[1,2]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	5,233,698
15,000,000	[1,2]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	15,060,977
2,750,000	[1,2]	Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	2,740,403
5,656,000	[1,2]	Dell Equipment Finance Trust 2017-1, Class D, 3.44%, 4/24/2023	5,665,345
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,089,470
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,363,949
4,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,117,781
6,125,000	[1,2]	Great America Leasing Recievables 2016-1 A, Class A3, 1.73%, 6/20/2019	6,122,755
6,316,000	[1,2]	Great America Leasing Receivables 2017-1, Class B, 2.59%, 1/20/2023	6,327,634
2,850,000	[1,2]	Great America Leasing Receivables 2017-1, Class C, 2.89%, 1/22/2024	2,855,534
13,000,000		John Deere Owner Trust 2017-A, Class A2, 1.50%, 10/15/2019	12,997,752
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,894,736
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,249,051
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,489,976
610,014	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class A2, 1.44%, 10/15/2018	610,043
9,000,000	[1,2]	Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	8,990,358
4,250,000	[1,2]	Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.40%, 1/18/2022	4,261,189
5,000,000	[1,2]	Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.60%, 4/15/2024	5,026,213
		TOTAL	99,096,864
		Home Equity Loan—0.1%
2,506,281		Carrington Mortgage Loan Trust, Class A3, 1.396%, 2/25/2036	2,519,054
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 1.956%, 8/25/2034	26,838
108,604		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.236%, 11/25/2034	103,400
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	17,777
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 1.876%, 2/25/2035	158,176
183,187	[1,2]	Quest Trust 2004—X1, Class A, 1.876%, 3/25/2034	185,744
843,968		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	847,806

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	$0
		TOTAL	3,858,795
		Manufactured Housing—0.0%
21,305		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	21,745
		Other—10.9%
1,640,352	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.956%, 2/25/2043	1,649,849
6,024,582	[1,3]	Carlyle Global Market Strategies, Class A, 3.058%, 10/15/2021	3,672,061
5,059,370		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.896%, 10/25/2035	5,025,783
6,128,839	[1,2]	Navient Student Loan Trust 2017-3A, Class A1, 1.361%, 7/26/2066	6,130,952
4,875,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.566%, 9/27/2021	4,902,356
6,750,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class B, 2.966%, 9/27/2021	6,747,882
4,590,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class C, 3.516%, 9/27/2021	4,608,046
4,500,000	[1,2]	Navistar Financial Dealer Note Master Trust 2016-1, Class D, 4.516%, 9/27/2021	4,539,365
3,411,876		New Hampshire Higher Education Loan Co., 2011-1, Class A2, 2.006%, 10/25/2025	3,420,304
4,024,539		New Hampshire Higher Education Loan Co., 2012-1, Class A, 1.716%, 10/25/2028	4,023,653
689,054		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	689,045
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 1.759%, 10/15/2019	13,014,368
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 2.009%, 10/15/2019	2,997,019
5,650,000	[1,2]	PFS Financing Corp. 2016-A, Class A, 2.359%, 2/18/2020	5,670,926
9,000,000	[1,2]	PFS Financing Corp. 2016-A, Class B, 2.909%, 2/18/2020	9,044,694
8,325,000	[1,2]	PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	8,292,751
10,000,000	[1,2]	PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	9,907,023
4,500,000	[1,2]	PFS Financing Corp. 2017-AA, Class A, 1.739%, 3/15/2021	4,512,228
9,500,000	[1,2]	PFS Financing Corp. 2017-AA, Class B, 1.94%, 3/15/2021	9,516,144
11,273,556	[1,2]	SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	11,384,694
9,749,802	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 4.409%, 5/16/2044	10,121,999
3,295,368		SLM Student Loan Trust 2011-1, Class A1, 1.736%, 3/25/2026	3,307,624
5,143,608		SLM Student Loan Trust 2011-2, Class A1, 1.816%, 11/25/2027	5,162,522
2,995,004	[1,2]	SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	3,037,775
8,139,842	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 2.039%, 5/17/2027	8,210,603
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,881,742
770,561	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.809%, 7/15/2022	770,818
12,000,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	12,128,930
9,312,923	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 2.559%, 10/15/2031	9,437,362
11,000,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 2.309%, 1/15/2026	11,110,411
3,215,000	[1,2]	SLMA 2013-B A2B, Class A2B, 2.259%, 6/17/2030	3,245,335
1,957,945	[1,2]	SMB Private Education Loan Trust 2016-A, Class A1, 1.859%, 5/15/2023	1,961,113
1,468,362	[1,2]	SMB Private Education Loan Trust 2016-B, Class A1, 1.809%, 11/15/2023	1,471,920
9,210,663	[1,2]	SMB Private Education Loan Trust 2017-A, Class A1, 1.609%, 6/17/2024	9,230,237
3,961,203	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	3,968,202
570,422	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	571,310
6,356,383	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	6,344,538
5,718,889	[1,2]	Sierra Receivables Funding Co., 2013-3A, Class A, 2.20%, 10/20/2030	5,725,527
411,058	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 2.816%, 6/25/2025	419,259
1,646,410	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 2.241%, 8/25/2032	1,672,394
4,101,641	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 2.191%, 3/25/2033	4,137,730
3,940,054	[1,2]	Social Professional Loan Program LLC 2016-D, Class A1, 2.166%, 1/25/2039	3,993,611
7,403,683	[1,2]	Social Professional Loan Program LLC 2016-E, Class A1, 2.066%, 7/25/2039	7,438,193
10,884,069	[1,2]	Social Professional Loan Program LLC 2017-A, Class A1, 1.916%, 3/26/2040	10,961,790

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$3,775,084	[1,2]	Social Professional Loan Program LLC 2017-B, Class A1FX, 1.83%, 5/25/2040	$3,774,927
7,500,000	[1,2]	Social Professional Loan Program LLC 2017-C, Class A1, 1.617%, 7/25/2040	7,520,095
6,250,412	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	6,337,522
5,053,521	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	5,102,236
3,514,249	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.05%, 12/26/2025	3,543,787
12,586,045	[1,2]	Sofi Consumer Loan Program Trust 2017-1, Class A, 3.28%, 1/26/2026	12,749,120
8,343,583	[1,2]	Sofi Consumer Loan Program Trust 2017-3, Class A, 2.96%, 5/25/2026	8,384,286
1,818,203	[1,2]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	1,818,896
6,916,750		State Board of Regents of the State of Utah 2016-1, Class A, 1.966%, 9/25/2056	6,923,767
		TOTAL	307,214,724
		Rate Reduction Bond—0.2%
4,122,547		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	4,448,935
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,321,233,830)	1,319,602,981
		CORPORATE BONDS—34.6%
		Basic Industry - Chemicals—0.1%
3,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 1.703%, 5/1/2020	3,019,275
1,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	1,005,763
		TOTAL	4,025,038
		Capital Goods - Diversified Manufacturing—0.5%
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	9,982,110
4,524,000		Pentair Finance SA, Sr. Unsecd. Note, 1.875%, 9/15/2017	4,526,000
		TOTAL	14,508,110
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,418,320
		Communications - Media & Entertainment—1.1%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,090,239
5,000,000		CBS Corp., 2.30%, 8/15/2019	5,035,350
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,226,056
1,200,000		Moody's Corp., Sr. Unsecd. Note, 1.568%, 9/4/2018	1,203,156
1,870,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	1,883,600
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 1.510%, 5/30/2019	10,052,720
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.475%, 1/8/2019	5,022,770
		TOTAL	29,513,891
		Communications - Telecom Wireless—0.3%
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,096,845
		Communications - Telecom Wirelines—0.8%
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,086,312
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.037%, 6/17/2019	7,054,264
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.992%, 9/14/2018	3,747,248
4,170,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.250%, 3/16/2022	4,221,775
		TOTAL	23,109,599
		Consumer Cyclical - Automotive—4.3%
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	4,004,060
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 2.030%, 8/1/2018	7,798,159
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.510%, 8/1/2017	9,001,314
4,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.702%, 5/5/2020	4,009,176
15,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.155%, 1/9/2020	15,111,600
3,570,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.565%, 3/28/2022	3,595,975

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$10,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.735%, 1/8/2019	$10,141,100
4,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.088%, 4/13/2020	4,022,064
9,090,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.708%, 1/14/2022	9,274,654
10,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.218%, 1/15/2019	10,197,350
4,000,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.756%, 9/13/2019	4,014,376
10,000,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.045%, 1/13/2022	10,102,990
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	6,981,551
5,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.548%, 1/17/2019	5,022,570
7,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.598%, 10/18/2019	7,053,130
5,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.848%, 1/11/2022	5,072,025
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 1.612%, 11/20/2017	5,003,700
		TOTAL	120,405,794
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,468,041
		Consumer Cyclical - Retailers—0.3%
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,954,540
5,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.339%, 6/5/2020	5,006,070
		TOTAL	8,960,610
		Consumer Cyclical - Services—0.5%
9,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.720%, 11/28/2017	8,997,390
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,344,982
		TOTAL	15,342,372
		Consumer Non-Cyclical - Food/Beverage—2.1%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,346,213
9,500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 1.860%, 8/1/2018	9,576,959
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,571,180
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,675,129
9,700,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	9,628,404
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,530,166
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.690%, 2/1/2019	12,049,476
2,700,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.762%, 2/22/2019	2,724,754
4,120,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	4,146,561
		TOTAL	59,248,842
		Consumer Non-Cyclical - Health Care—0.7%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 1.579%, 10/6/2017	10,402,174
10,500,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.222%, 6/6/2022	10,531,248
		TOTAL	20,933,422
		Consumer Non-Cyclical - Pharmaceuticals—2.0%
14,930,000		Abbott Laboratories, Sr. Unsecd. Note, 2.35%, 11/22/2019	15,051,635
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,002,966
6,500,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.848%, 6/10/2022	6,510,393
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,441,288
16,670,000		Johnson & Johnson, Sr. Unsecd. Note, 1.472%, 3/1/2019	16,744,048
10,000,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 1.90%, 9/23/2019	9,959,380
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,915,266
		TOTAL	56,624,976
		Consumer Non-Cyclical - Products—0.1%
3,390,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	3,382,928

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—0.4%
$2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	$2,498,720
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/30/2019	7,304,311
		TOTAL	9,803,031
		Consumer Non-Cyclical - Tobacco—0.3%
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,018,384
3,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 8/21/2017	3,338,335
		TOTAL	7,356,719
		Energy - Independent—0.2%
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,665,360
		Energy - Integrated—1.8%
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.926%, 9/26/2018	6,038,526
2,780,000		BP Capital Markets PLC, Sr. Unsecd. Note, 2.120%, 9/16/2021	2,830,148
10,000,000		Chevron Corp., Unsecd. Note, 1.712%, 11/15/2021	10,049,000
12,000,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.982%, 3/1/2019	12,148,788
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 3.178%, 7/18/2018	8,859,375
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,977,688
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 1.472%, 5/15/2018	7,010,486
		TOTAL	50,914,011
		Energy - Oil Field Services—0.3%
5,000,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 1.90%, 12/21/2017	5,005,190
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	1,999,584
		TOTAL	7,004,774
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,876,617
		Financial Institution - Banking—11.2%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 1.762%, 5/22/2018	7,530,142
2,600,000		American Express Credit Corp., 1.587%, 9/22/2017	2,601,186
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,090,466
16,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.830%, 2/1/2019	16,116,816
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 2.198%, 1/15/2019	3,544,727
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.156%, 4/24/2023	10,043,540
3,600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.799%, 8/25/2017	3,602,390
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.336%, 10/21/2022	7,111,720
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.755%, 4/9/2018	10,037,170
8,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.676%, 6/15/2020	8,003,120
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,576,025
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.708%, 9/11/2019	7,956,840
5,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.222%, 10/30/2023	5,116,310
4,150,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.50%, 9/5/2017	4,150,456
7,690,000		Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.322%, 1/30/2023	7,739,339
5,000,000		Citigroup, Inc., 1.672%, 8/14/2017	5,001,910
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	5,004,570
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.945%, 1/10/2020	5,037,920
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.150%, 6/7/2019	3,028,785
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.289%, 12/8/2021	5,050,670
10,000,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.053%, 9/6/2021	10,079,050
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	7,001,981
5,550,000		Fifth Third Bank, Sr. Unsecd. Note, 1.883%, 9/27/2019	5,584,382
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.282%, 11/15/2018	15,158,940

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,760,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.277%, 4/26/2022	$5,806,944
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.313%, 4/23/2020	3,814,110
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,802,040
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.383%, 10/24/2023	5,079,485
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 1.802%, 1/28/2019	7,900,923
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, 1.65%, 9/23/2019	2,765,505
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.456%, 7/25/2017	13,001,664
7,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.790%, 5/18/2022	7,001,967
6,500,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.842%, 12/1/2021	6,426,875
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 2.003%, 1/24/2019	6,044,352
10,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 2.436%, 4/25/2018	10,088,290
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 2.310%, 1/27/2020	2,031,018
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	1,248,494
4,680,000		PNC Bank, National Association, Sr. Unsecd. Note, 1.620%, 12/7/2018	4,702,689
10,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.415%, 10/13/2017	10,006,870
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,699,599
10,000,000		SunTrust Bank, Sr. Unsecd. Note, 1.680%, 1/31/2020	10,067,640
12,000,000		U.S. Bank, N.A., Series BKNT, 1.428%, 9/11/2017	12,001,740
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.652%, 10/28/2019	5,040,515
5,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.402%, 10/31/2023	5,194,401
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	4,998,865
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.479%, 9/8/2017	10,003,940
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.912%, 7/30/2018	15,096,585
		TOTAL	316,992,966
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,565,489
		Financial Institution - Insurance - Health—0.4%
6,000,000		Aetna, Inc., Sr. Unsecd. Note, 1.869%, 12/8/2017	6,013,800
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,428,206
		TOTAL	10,442,006
		Financial Institution - Insurance - Life—1.8%
10,000,000	[1,2]	MetLife Global Funding I, Sec. Fac. Bond, Series 144A, 1.697%, 12/19/2018	10,045,460
10,000,000	[1,2]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.428%, 4/9/2020	10,028,000
6,500,000	[1,2]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.479%, 7/6/2018	6,510,556
12,000,000	[1,2]	New York Life Global Funding, Series 144A, 1.526%, 12/15/2017	12,014,424
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.962%, 8/15/2018	11,074,008
		TOTAL	49,672,448
		Financial Institution - Insurance - P&C—0.4%
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,997,159
4,200,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.408%, 1/11/2019	4,211,710
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.442%, 8/15/2019	4,015,052
		TOTAL	11,223,921
		Technology—3.1%
3,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 1.422%, 5/3/2018	3,758,374
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, 1.479%, 5/6/2019	5,028,260
5,000,000		Apple, Inc., Sr. Unsecd. Note, 1.241%, 5/11/2020	4,997,880
3,000,000		Apple, Inc., Sr. Unsecd. Note, 2.006%, 2/22/2019	3,038,580
4,935,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 1/15/2022	4,983,738
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.702%, 3/1/2019	11,083,061

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$9,460,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 3.48%, 6/1/2019	$9,685,952
10,000,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.039%, 10/5/2017	10,032,370
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,988,784
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,004,840
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,567,172
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,994,344
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 1.738%, 1/15/2019	8,069,992
5,000,000		Qualcomm, Inc., Sr. Unsecd. Note, 1.928%, 1/30/2023	5,030,575
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,833,593
		TOTAL	87,097,515
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,123,154
		Utility - Electric—0.7%
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.15%, 6/15/2019	4,168,257
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,157,520
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,756,471
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	4,846,061
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,075,456
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	5,457,820
		TOTAL	20,461,585
		TOTAL CORPORATE BONDS (IDENTIFIED COST $970,488,718)	975,238,384
		MUNICIPAL BOND—0.4%
		Municipal Services—0.4%
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 1.75%, 11/1/2017 (IDENTIFIED COST $10,000,000)	9,997,200
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
410,871		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $434,368)	474,474
		CERTIFICATE OF DEPOSIT—0.5%
		Financial Institution - Banking—0.5%
14,000,000		Canadian Imperial Bank of Commerce, 1.420%, 8/28/2017 (IDENTIFIED COST $14,000,000)	13,999,858
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
		Commercial Mortgage—2.0%
1,125,066		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	1,122,105
13,450,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.559%, 11/15/2033	13,550,753
14,249,756	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.644%, 11/15/2045	14,251,193
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.784%, 4/10/2046	14,996,675
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.201%, 6/15/2045	5,023,870
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.051%, 7/15/2046	8,074,150
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,824,811)	57,018,746
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.1%
		Federal Home Loan Mortgage Corporation—0.7%
5,611		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.509%, 2/15/2018	5,613
2,563,520		Federal Home Loan Mortgage Corp. REMIC 2819 F, 1.559%, 6/15/2034	2,575,268
648,015		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 1.459%, 4/15/2035	648,384
1,633,529		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 1.679%, 12/15/2035	1,646,435
491,713		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.619%, 2/15/2034	494,060

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$1,885,451		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 1.569%, 5/15/2036	$1,890,160
760,524		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 1.539%, 5/15/2036	761,583
436,550		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 1.644%, 8/15/2035	438,916
132,813		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 1.559%, 7/15/2036	133,024
596,079		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 1.459%, 9/15/2036	594,833
730,009		Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.559%, 7/15/2036	730,615
260,705		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 1.559%, 7/15/2036	261,862
283,830		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 1.609%, 7/15/2037	284,670
2,540,601		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 1.759%, 11/15/2037	2,566,131
2,150,177		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 1.579%, 11/15/2037	2,156,466
282,831		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.909%, 7/15/2036	286,749
775,763		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.069%, 7/15/2037	788,232
4,477,278		Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.375%, 4/25/2020	4,478,590
		TOTAL	20,741,591
		Federal National Mortgage Association—0.4%
259,316		Federal National Mortgage Association REMIC 2002-77 FA, 2.209%, 12/18/2032	264,136
773,917		Federal National Mortgage Association REMIC 2006-119 CF, 1.516%, 12/25/2036	772,527
633,143		Federal National Mortgage Association REMIC 2006-44 FK, 1.646%, 6/25/2036	635,361
2,859,738		Federal National Mortgage Association REMIC 2006-61 FQ, 1.616%, 7/25/2036	2,865,872
636,554		Federal National Mortgage Association REMIC 2006-79 DF, 1.566%, 8/25/2036	636,779
1,667,681		Federal National Mortgage Association REMIC 2006-81 FB, 1.566%, 9/25/2036	1,668,397
1,430,687		Federal National Mortgage Association REMIC 2006-W1 2AF1, 1.436%, 2/25/2046	1,417,248
1,008,558		Federal National Mortgage Association REMIC 2007-88 FY, 1.676%, 9/25/2037	1,014,831
507,327		Federal National Mortgage Association REMIC 2007-97 FE, 1.666%, 7/25/2037	509,258
299,523		Federal National Mortgage Association REMIC 2008-69 FB, 2.216%, 6/25/2037	307,667
220,350		Federal National Mortgage Association REMIC 2009-42 FG, 2.016%, 5/25/2039	222,222
28,895		Federal National Mortgage Association REMIC 2009-63 FB, 1.716%, 8/25/2039	29,027
721,017		Federal National Mortgage Association REMIC 2009-69 F, 2.066%, 4/25/2037	735,046
		TOTAL	11,078,371
		Government Agency—0.1%
3,085,882	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	3,058,353
1,046,236		NCUA Guaranteed Notes 2011-R1, Class 1A, 1.534%, 1/8/2020	1,047,911
		TOTAL	4,106,264
		Government National Mortgage Association—1.1%
12,851,792		Government National Mortgage Association REMIC 2012-H31 FA, 1.343%, 11/20/2062	12,795,543
7,965,533		Government National Mortgage Association REMIC 2013-H16 FA, 1.533%, 7/20/2063	7,964,054
9,095,130		Government National Mortgage Association REMIC 2013-H17 FA, 1.543%, 7/20/2063	9,110,904
		TOTAL	29,870,501
		Non-Agency Mortgage—1.8%
184,748	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.249%, 2/3/2029	168,790
339,122		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.762%, 11/20/2035	101,389
3,357,779	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,118,127
4,481,410	[1,2]	Gosforth Funding PLC 2016-1A, Class A1A, 1.882%, 2/15/2058	4,497,360
255,484		Impac CMB Trust 2004-7, Class 1A2, 2.136%, 11/25/2034	248,812
406,453		Impac CMB Trust 2004-9, Class 1A2, 2.096%, 1/25/2035	363,256
666,236		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.859%, 11/15/2031	630,961
196,869		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	198,855
1,315,385		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,283,737
3,015,851		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,860,800

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$5,333,881		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	$5,151,652
6,076,644		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	5,894,755
6,057,536	[1,2]	Sierra Receivables Funding Co., 2016-3A, Class A, 2.43%, 10/20/2033	5,970,466
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.706%, 1/21/2070	17,871,324
767,175		Washington Mutual 2006-AR1, Class 2A1B, 1.802%, 1/25/2046	738,448
1,102,954		Washington Mutual 2006-AR15, Class 1A, 1.572%, 11/25/2046	945,209
591,493		Washington Mutual 2006-AR17, Class 1A, 1.512%, 12/25/2046	526,231
126,906		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.178%, 7/25/2034	131,889
		TOTAL	50,702,061
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $117,605,687)	116,498,788
		COMMERCIAL PAPER—4.3%
		Consumer Cyclical - Automotive—0.6%
10,000,000	[1,2]	Ford Motor Credit Co. LLC CP4-2	9,982,916
6,000,000	[1,2]	Ford Motor Credit Co. LLC CP4-2	5,914,440
		TOTAL	15,897,356
		Consumer Non-Cyclical - Food/Beverage—0.3%
6,000,000	[1,2]	Anheuser-Busch INBEV WWD CP4-2	5,987,192
3,000,000	[1,2]	Anheuser-Busch INBEV WWD CP4-2	2,972,975
		TOTAL	8,960,167
		Consumer Non-Cyclical - Tobacco—0.5%
15,000,000	[1,2]	BAT International Finance PLC CP4-2	14,980,400
		Energy - Independent—0.4%
10,000,000	[1,2]	Canadian Natural Resources Ltd. CP4-2	9,985,189
		Financial Institution - Banking—0.4%
12,000,000		Bayerische Landesbank CP	11,996,250
		Sovereign—0.5%
15,000,000	[1,2]	Corp Andina De Fomento CP4-2	14,831,670
		Utility - Electric—0.7%
10,000,000	[1,2]	Electricite de France SA CP4-2	9,983,750
10,000,000	[1,2]	Electricite de France SA CP4-2	9,908,650
		TOTAL	19,892,400
		Utility - Natural Gas—0.9%
10,000,000	[1,2]	Enbridge Energy Partners LP CP4-2	9,964,345
15,000,000	[1,2]	Sempra Global CP4-2	14,967,375
		TOTAL	24,931,720
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $121,448,961)	121,475,152
		INVESTMENT COMPANIES—6.8%[4]
7,904,438		Federated Bank Loan Core Fund	79,992,916
54,327,526		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[5]	54,338,391
833,089		Federated Mortgage Core Portfolio	8,189,269
762,414		Federated Project and Trade Finance Core Fund	6,998,955
6,559,575		High Yield Bond Portfolio	42,309,259
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $193,786,339)	191,828,790
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $2,808,834,895)[6]	2,809,157,795
		OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	14,932,142
		TOTAL NET ASSETS—100%	$2,824,089,937

At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 2-Year Short Futures	1,000	$216,109,376	September 2017	$310,160
The average notional value of short futures contracts held by the Fund throughout the period was $173,235,938. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $1,136,835,300, which represented 40.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2017, these liquid restricted securities amounted to $1,132,976,672, which represented 40.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 3.058%, 10/15/2021	5/22/2014	$0	$3,672,061
C-BASS ABS LLC Series 1999-3, Class B1, 6.249%, 2/3/2029	7/9/1999	$149,201	$168,790
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$17,777
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended June 30, 2017, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2016	4,718,165	97,078,768	816,366	739,464	6,265,144	109,617,907
Purchases/Additions	3,186,273	1,341,603,488	16,723	22,950	294,431	1,345,123,865
Sales/Reductions	—	(1,384,354,730)	—	—	—	(1,384,354,730)
Balance of Shares Held 6/30/2017	7,904,438	54,327,526	833,089	762,414	6,559,575	70,387,042
Value	$79,992,916	$54,338,391	$8,189,269	$6,998,955	$42,309,259	$191,828,790
Dividend Income	$2,429,412	$880,737	$164,620	$212,286	$1,877,915	$5,564,970
5	7-day net yield.
6	At June 30, 2017, the cost of investments for federal tax purposes was $2,808,834,895. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $322,900. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,830,543 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,507,643.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$3,023,422	$—	$3,023,422
Asset-Backed Securities	—	1,319,585,204	17,777	1,319,602,981
Corporate Bonds	—	975,238,384	—	975,238,384
Municipal Bond	—	9,997,200	—	9,997,200
Mortgage-Backed Security	—	474,474	—	474,474
Certificates of Deposit	—	13,999,858	—	13,999,858
Commercial Mortgage-Backed Securities	—	57,018,746	—	57,018,746
Collateralized Mortgage Obligations	—	116,498,788	—	116,498,788
Commercial Paper	—	121,475,152	—	121,475,152
Investment Companies[1]	54,338,391	—	—	191,828,790
TOTAL SECURITIES	$54,338,391	$2,617,311,228	$17,777	$2,809,157,795
Other Financial Instruments[2]
Assets	$310,160	$—	$—	$310,160
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$310,160	$—	$—	$310,160
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $137,490,399 are measured at fair value using the NAV per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CP	—Commercial Paper
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017